OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

9.   OTHER CURRENT ASSETS

The breakdown of other current assets is as follows:

	2021	2022
Prepaid frequency license fees - current portion (Note 33c.i)	4,923	5,289
Advances	683	679
Prepaid salaries	185	218
Prepaid rental	170	105
Others (each below Rp100 billion)	401	469
Total	6,362	6,760

Refer to Note 31 for details of related party transactions.